Supplemental Cash Flow Information (Details Narrative) - CAD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Amount transferred from reserve to deficit	$ 2,812,376	$ 3,538,593
Accrued exploration and evaluation expenditures	6,958	$ 174,188
Additional investment	139,164
Reduction of amount receivable	$ 134,447